S000000562 [Member] N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Nuveen Multistate Trust III
Entity Central Index Key	0001020661
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Sep. 30, 2026